Offerings	May 13, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.250% Notes due 2028
Amount Registered | shares	750,000,000
Proposed Maximum Offering Price per Unit	0.99638
Maximum Aggregate Offering Price	$ 747,285,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 103,200.06
Offering Note	This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on Form S-3 (File No. 333-279150) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.700% Notes due 2031
Amount Registered | shares	600,000,000
Proposed Maximum Offering Price per Unit	0.9942
Maximum Aggregate Offering Price	$ 596,520,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 82,379.41
Offering Note	This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on Form S-3 (File No. 333-279150) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.050% Notes due 2033
Amount Registered | shares	650,000,000
Proposed Maximum Offering Price per Unit	0.99175
Maximum Aggregate Offering Price	$ 644,637,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 89,024.44
Offering Note	This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on Form S-3 (File No. 333-279150) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.400% Notes due 2036
Amount Registered | shares	1,250,000,000
Proposed Maximum Offering Price per Unit	0.9914
Maximum Aggregate Offering Price	$ 1,239,250,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 171,140.43
Offering Note	This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on Form S-3 (File No. 333-279150) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.300% Notes due 2056
Amount Registered | shares	750,000,000
Proposed Maximum Offering Price per Unit	0.98884
Maximum Aggregate Offering Price	$ 741,630,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 102,419.10
Offering Note	This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on Form S-3 (File No. 333-279150) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933.